LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE - Credit Quality Indicator (Details) - Loan recognized as a result of payment under the guarantee - CNY (¥) ¥ in Thousands	Sep. 30, 2021	Mar. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	¥ 863,516	¥ 1,362,556
Amount of assets pledged	12,600
Secured long-term borrowings	27,100
Normal
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	26,170	66,924
Attention
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	231,275	252,572
Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	¥ 606,071	¥ 1,043,060